Material Accounting Policy Information (Tables)	12 Months Ended
Jun. 30, 2026
Material Accounting Policy Information [Abstract]
Schedule of Details of the Subsidiaries

The principal place of business of the subsidiaries is in Malaysia and/or incorporated in Malaysia unless indicated otherwise. The details of the subsidiaries are as follows:

	Ownership Interest in equity
Name of company	June 30, 2026%	June 30, 2025%	Principal activities

ARB IOT (M) Sdn. Bhd. (“AIMSB”)	100	100	Investment holding

Lumetrix Systems Sdn Bhd (formerly known as ARB IOT Group Sdn. Bhd.) (“Lumetrix”)^	100	100	Investment holding

Subsidiaries of Lumetrix
Averion Technologies Sdn Bhd (formerly known as ARB AI Agro Sdn. Bhd.) (“Averion”)^	100	100	Investment holding

Subsidiary of Averion
Zyphera Systems Sdn. Bhd. (formerly known as ARB Agro Technology Sdn. Bhd.) (“Zyphera Systems”)^	100	100	Business in digital agricultural technology

ARB Lab Sdn. Bhd. (“ARB Lab”)	100	100	Investment holding

Subsidiaries of ARB Lab
ARB R&D Sdn. Bhd. (“ARB R&D”)	100	100	Development of IT and IoT for software and hardware

Subsidiaries of ARB R&D
ARB Innovation Sdn. Bhd. (“ARB Innovation”)	100	100	Provision of IT software and hardware solution
	Ownership Interest in equity
Name of company	June 30, 2026%	June 30, 2025%	Principal activities
ARB R1 Technology Sdn. Bhd (“ARB R1”)	100	100	Dormant

Veltrion Systems Sdn Bhd (formerly known as ARB Robotic Sdn. Bhd.) (“Veltrion Systems”)^	100	100	Investment holding

Subsidiary of Veltrion Systems
Crestwave Digital Sdn. Bhd. (formerly known as ARB Intelligence Sdn Bhd.) (“Crestwave”)^	100	100	IoT cloud business platform

Velocentra Systems Sdn Bhd (“Velocentra”)	100	-	Investment holding

Subsidiaries of Velocentra
Orvion Technologies Sdn Bhd (“Orvion”)	100	-	Information technology services

ARB Synergy Sdn. Bhd. (“ARB Synergy”)*	-	100	Investment holding

ARB Databook Pte. Ltd. (“ARB Databook”)#	100	100	Software development and data analytic
^	During the financial year, certain subsidiaries changed their names. The names used below reflect the current legal names of the respective entities unless otherwise stated.

*	ARB Synergy ceased to be a subsidiary of the Group following the termination of a trust arrangement on April 22, 2026, and is deconsolidated from the Group from that date.

#	ARB Databook is incorporated in Singapore. The shares of ARB Databook are held by a trustee pursuant to a trust arrangement under which Lumetrix holds the beneficial interest in and control over ARB Databook. Accordingly, ARB Databook is consolidated by the Group.

Schedule of Principal Annual Rates	The principal annual rates used are as follows:
Rate
Computer system and equipment	10% - 20%